UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.1%
Bombardier, Inc., 5.50%, 9/15/18(1)	$35	$33,075

		$33,075

Air Transportation — 2.3%
US Airways Group, Inc., 6.125%, 6/1/18	$1,250	$1,309,375

		$1,309,375

Automotive & Auto Parts — 4.4%
General Motors Financial Co., Inc., 2.75%, 5/15/16	$175	$176,806
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	750	778,125
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,500	1,518,750

		$2,473,681

Banks & Thrifts — 3.1%
Ally Financial, Inc., 8.00%, 12/31/18	$750	$840,000
CIT Group, Inc., 5.25%, 3/15/18	905	941,200

		$1,781,200

Broadcasting — 1.9%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,085,000

		$1,085,000

Building Materials — 1.1%
Interline Brands, Inc., 10.00%, 11/15/18(2)	$586	$619,402

		$619,402

Cable/Satellite TV — 2.3%
CSC Holdings, LLC, 7.875%, 2/15/18	$500	$550,000
DISH DBS Corp., 4.625%, 7/15/17	750	771,562

		$1,321,562

Capital Goods — 3.7%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$553,750
CNH Industrial Capital, LLC, 3.875%, 7/16/18(1)	1,000	1,010,000
HRG Group, Inc., 7.875%, 7/15/19(1)	500	529,709

		$2,093,459

Consumer Products — 1.8%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,000	$1,003,750

		$1,003,750

Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.286%, 12/15/19(1)(3)	$1,000	$990,235
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	250	249,688

		$1,239,923

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 9.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$997,500
Air Lease Corp., 5.625%, 4/1/17	750	793,995
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,278	1,292,377
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	506,500
International Lease Finance Corp., 2.236%, 6/15/16(3)	500	498,750
International Lease Finance Corp., 8.75%, 3/15/17	450	491,904
Navient Corp., 4.625%, 9/25/17	250	249,375
Navient Corp., 6.00%, 1/25/17	250	255,625

		$5,086,026

Diversified Media — 0.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$500	$518,500

		$518,500

Energy — 6.4%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.78%, 8/1/19(1)(3)	$500	$303,750
Chesapeake Energy Corp., 3.539%, 4/15/19(3)	1,000	845,000
Chesapeake Energy Corp., 7.25%, 12/15/18	250	238,125
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	200	212,000
Sabine Pass LNG, LP, 7.50%, 11/30/16	1,000	1,045,000
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,002,500

		$3,646,375

Entertainment/Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$513,750

		$513,750

Environmental — 0.9%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$500	$525,000

		$525,000

Food/Beverage/Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,071,038

		$1,071,038

Gaming — 1.5%
MGM Resorts International, 6.875%, 4/1/16	$500	$517,500
Station Casinos, LLC, 7.50%, 3/1/21	75	80,438
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	250	257,500

		$855,438

Health Care — 7.6%
Alere, Inc., 7.25%, 7/1/18	$900	$947,475
Alere, Inc., 8.625%, 10/1/18	500	516,250
HCA, Inc., 6.50%, 2/15/16	1,250	1,285,937
Tenet Healthcare Corp., 3.786%, 6/15/20(1)(3)	1,000	1,030,000
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	526,250

		$4,305,912

Homebuilders/Real Estate — 0.9%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$251,250
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	251,875

		$503,125

Security	Principal Amount (000’s omitted)	Value
Leisure — 1.9%
NCL Corp., Ltd., 5.00%, 2/15/18	$500	$510,000
NCL Corp., Ltd., 5.25%, 11/15/19(1)	55	57,200
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	500	523,100

		$1,090,300

Metals/Mining — 0.5%
Novelis, Inc., 8.375%, 12/15/17	$250	$259,063

		$259,063

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$793,125

		$793,125

Services — 3.0%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.033%, 12/1/17(3)	$925	$931,937
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	280	280,000
Laureate Education, Inc., 10.00%, 9/1/19(1)	500	472,500

		$1,684,437

Super Retail — 3.7%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,000	$1,047,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,045,000

		$2,092,500

Technology — 9.1%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$517,500
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	273,750
Avaya, Inc., 9.00%, 4/1/19(1)	250	256,250
Brightstar Corp., 7.25%, 8/1/18(1)	650	687,375
Brightstar Corp., 9.50%, 12/1/16(1)	850	867,000
NXP B.V./NXP Funding, LLC, 3.50%, 9/15/16(1)	500	505,625
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,015,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000	1,034,500

		$5,157,000

Telecommunications — 9.3%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$225	$247,753
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,500	1,408,125
Level 3 Financing, Inc., 3.914%, 1/15/18(3)	750	759,375
Sprint Communications, Inc., 8.375%, 8/15/17	250	265,000
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,318,937
T-Mobile USA, Inc., 5.25%, 9/1/18	275	282,563
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,019,375

		$5,301,128

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$155	$166,238

		$166,238

Utilities — 2.6%
AES Corp. (The), 3.283%, 6/1/19(3)	$1,500	$1,488,750

		$1,488,750

Total Corporate Bonds & Notes (identified cost $48,656,894)		$48,018,132

Senior Floating-Rate Interests — 12.1%(4)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.7%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$962	$967,740

		$967,740

Restaurants — 0.9%
NPC International, Inc., Term Loan, 4.00%, Maturing 12/28/18	$496	$492,433

		$492,433

Services — 4.4%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,000	$995,625
AlixPartners, LLP, Term Loan, Maturing 7/15/22(5)	105	105,446
Hertz Corporation (The), Term Loan, 3.75%, Maturing 3/11/18	494	494,982
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	982	920,406

		$2,516,459

Technology — 1.8%
First Data Corporation, Term Loan, 3.69%, Maturing 3/24/17	$1,000	$999,922

		$999,922

Telecommunications — 3.3%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,600	$1,612,000
Asurion, LLC, Term Loan - Second Lien, Maturing 3/3/21(5)	250	248,750

		$1,860,750

Total Senior Floating-Rate Interests (identified cost $6,855,301)		$6,837,304

Convertible Bonds — 0.6%
Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
Hologic, Inc., 0.00%, 12/15/43	$250	$313,750

		$313,750

Total Convertible Bonds (identified cost $278,878)		$313,750

Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(6)	$120	$121,835

		$121,835

Total Commercial Mortgage-Backed Securities (identified cost $120,177)		$121,835

Short-Term Investments — 5.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(7)	$3,367	$3,366,794

		$3,366,794

Total Short-Term Investments (identified cost $3,366,794)		$3,366,794

Total Investments — 103.5% (identified cost $59,278,044)		$58,657,815

Other Assets, Less Liabilities — (3.5)%		$(1,991,063)

Net Assets — 100.0%		$56,666,752

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $17,888,669 or 31.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(4)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $928.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,263,385

Gross unrealized appreciation	$311,104
Gross unrealized depreciation	(916,674)

Net unrealized depreciation	$(605,570)

The Portfolio did not have any open financial instruments at July 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$48,018,132	$—	$48,018,132
Senior Floating-Rate Interests	—	6,837,304	—	6,837,304
Convertible Bonds	—	313,750	—	313,750
Commercial Mortgage-Backed Securities	—	121,835	—	121,835
Short-Term Investments	—	3,366,794	—	3,366,794
Total Investments	$—	$58,657,815	$—	$58,657,815

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015